UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows provided by (used in) operating activities
Net loss for the period	€ (48,468)	€ (52,370)
Adjustments for:
Amortization of intangibles and depreciation of property, plant and equipment	367	273
Retirement benefit obligations	34	36
Share-based compensation expenses	22,610	4,689
Net gain on sale of treasury shares	0	0
Interest expenses and other financial expenses	4,769	5,318
Financial income	(12,633)	(1,026)
Effect of unwinding the discount related to advances	(125)	(233)
Increase/(decrease) in derivatives and liabilities measured at fair value	0	1,081
Changes in provisions	(12,335)	0
Current and deferred tax expenses	228	0
Other	8	(58)
Cash flows provided by (used in) operating activities before change in working capital requirements	(45,545)	(42,289)
Decrease / (increase) in other receivables and related accounts	(3,484)	(2,161)
Increase / (decrease) in trade payables	(8,048)	12,754
Increase / (decrease) in tax and social security liabilities	6,557	(1,608)
Change in deferred income and other liabilities	0	26
Changes in working capital requirements	(4,974)	9,011
Income taxes paid	0	0
Cash flows provided by (used in) operating activities	(50,519)	(33,278)
Cash flows provided by (used in) investing activities
Acquisitions of property, plant and equipment	(54)	(44)
Advances reimbursed by / (made to) CROs	37	18
Increase in deposits	0	(6)
Decrease in deposits	0	130
Interest received	512	984
Cash flows provided by (used in) investing activities	495	1,082
Cash flows provided by (used in) financing activities
Exercise of warrants	23	0
Warrants subscription	475	0
Repayments of convertible loan notes	0	(2,188)
Repayments of non-convertible bond loans	0	(3,705)
Payments of the lease liabilities	(412)	(230)
Interest paid	(13)	(1,965)
Other	0	250
Cash flows provided by (used in) financing activities	73	(7,837)
Effect of movements in exchange rates on cash held	7,415	(700)
Revaluation of cash equivalents measured at fair value	3,274	88
Increase (decrease) in cash and cash equivalents	(39,262)	(40,646)
Cash and cash equivalents at the beginning of the year	516,685	144,221
Cash and cash equivalents at the end of the year	€ 477,423	€ 103,576